COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 29, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum payments under non-cancellable operating leases as of February 29, 2016 were as follows:

Fiscal year ending
February 2017	$94,342,862
February 2018	86,070,094
February 2019	75,184,957
February 2020	58,059,986
February 2021	35,939,496
Thereafter	58,669,123

Total	$408,266,518